Share capital, stock options and other stock-based plans - Aggregate intrinsic values (Details) - Share units - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding	$ 5,434	$ 9,787
Exercisable	$ 173	$ 153